As filed with the Securities and Exchange Commission on September 30, 1998

                                              1933 Act Registration No. 2-51992
                                              1940 Act Registration No. 811-2527

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      --------

         Post-Effective Amendment No.     44
                                      --------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     44
                        --------

                               ZURICH MONEY FUNDS
                               ------------------
                       (formerly named Kemper Money Funds)
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois   60606
               --------------------------------------------   -----
               (Address of Principal Executive Office)     (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                      Philip J. Collora, Secretary                                          With a copy to:
                           Zurich Money Funds                                              Cathy G. O'Kelly
                        222 South Riverside Plaza                                           David A. Sturms
                      Chicago, Illinois 60606-5808                                 Vedder, Price, Kaufman & Kammholz
                 (Name and Address of Agent for Service)                               222 North LaSalle Street
                                                                                       Chicago, Illinois  60601

         It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

                   on September 1, 1998 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(1)
          --------

              X    on November 30, 1998 pursuant to paragraph (a)(1)
          --------

                   75 days after filing pursuant to paragraph (a)(2)
          --------

                   on November 30, 1998 pursuant to paragraph (a)(2) of Rule 485
          --------

If appropriate, check the following:

              X    this post-effective amendment designates a new effective date
          -------- for a previously filed post-effective amendment

                               ZURICH MONEY FUNDS

                              CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                           OF FORM N-1A AND PROSPECTUS



     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       Cover Page

        2.           Synopsis                         Summary; Summary of Expenses

        3.           Condensed Financial              Financial Highlights; Performance
                     Information

        4.           General Description of           Summary; Capital Structure; How the Funds Work; Investment
                     Registrant                       Objectives, Policies and Risk Factors

        5.           Management of the Fund           Summary; Investment Manager; How to Make a Purchase

        5A.          Management's Discussion of       Inapplicable
                     Fund Performance

        6.           Capital Stock and Other          Summary; Capital Structure; Dividends and Taxes; How to Make a
                     Securities                       Purchase; Investment Objectives, Policies and Risk Factors

        7.           Purchase of Securities Being     Summary; How to Make a Purchase; Net Asset Value; Investment
                     Offered                          Manager; Special Features; Account Services Directory

        8.           Redemption or Repurchase         Summary; How to Make a Redemption; Special Features; Account
                                                      Services Directory

        9.           Pending Legal Proceedings        Inapplicable


                                       2


                               ZURICH MONEY FUNDS

                              CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION


                                                      Caption in Statement
     Item No.        Item Caption                     of Additional Information
     --------        ------------                     -------------------------

        10.          Cover Page                       Cover Page

        11.          Table of Contents                Table of Contents

        12.          General Information and          Inapplicable
                     History

        13.          Investment Objectives and        Investment Restrictions; Municipal Securities; Appendix--Ratings
                     Policies                         of Investments

        14.          Management of the Fund           Investment Manager; Officers and Trustees

        15.          Control Persons and Principal    Officers and Trustees
                     Holders of Securities

        16.          Investment Advisory and Other    Investment Manager; Officers and Trustees
                     Services

        17.          Brokerage Allocation and         Portfolio Transactions
                     Other Practices

        18.          Capital Stock and Other          Shareholder Rights
                     Securities

        19.          Purchase, Redemption and         Purchase and Redemption of Shares; Dividends, Net Asset Value
                     Pricing of Securities Being      and Taxes
                     Offered

        20.          Tax Status                       Dividends, Net Asset Value and Taxes

        21.          Underwriters                     Investment Manager

        22.          Calculation of Performance       Performance
                     Data

        23.          Financial Statements             Financial Statements

Zurich Money Funds
prospectus




November  30, 1998


ZURICH MONEY FUNDS
222 South Riverside Plaza
Chicago, Illinois 60606-5808
1-800-537-6001

The Funds are designed for investors who seek maximum current income to the extent consistent with stability of principal. Each Fund invests exclusively in high quality money market instruments.

o      Zurich Money Market Fund
o      Zurich Government Money Fund
o      Zurich Tax-Free Money Fund


This prospectus contains information about each Fund that a prospective investor should know before investing and should be retained or future reference. A Statement of Additional Information dated November 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address above or by calling 1-800-537-6001.


Investments in the Funds are neither insured nor guaranteed by the U. S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are not deposits or obligations of, or guaranteed or endorsed by, any bank. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


SUMMARY...................................................................3
SUMMARY OF FUND EXPENSES..................................................4
FINANCIAL HIGHLIGHTS......................................................5
HOW THE FUNDS WORK........................................................6
INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS..........................7
NET ASSET VALUE -- DETERMINING SHARE PRICE...............................12
HOW TO MAKE A PURCHASE...................................................12
HOW TO MAKE A REDEMPTION.................................................14
EXCHANGING SHARES........................................................17
SPECIAL FEATURES.........................................................19
DIVIDENDS AND TAXES......................................................20
INVESTMENT MANAGER.......................................................22
PERFORMANCE..............................................................24
CAPITAL STRUCTURE........................................................25
ACCOUNT SERVICES DIRECTORY ..............................................26

SUMMARY

Investment Objectives

         Zurich Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds ("Funds"). Each Fund is designed to provide you with professional management of your short-term investment dollars; the dollars that you want to be very liquid and accessible when special opportunities arise or that you want to know are in high quality investments.

         Each Fund invests in high quality short-term money market instruments consistent with its specific objective.

o The Zurich Money Market Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio primarily of commercial paper and bank obligations.

o     The  Zurich  Government  Money Fund seeks  maximum  current  income to the extent consistent with stability of principal from a portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o The Zurich Tax-Free Money Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal from a portfolio of municipal securities.

         Each Fund may use a variety of investment techniques in seeking its objective including the purchase of repurchase agreements and variable rate securities. Each Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the objective of any Fund will be achieved or that any Fund will be able to maintain a net asset value of $1.00 per share. See "How the Funds Work" and "Investment Objectives, Policies and Risk Factors."

Investment Manager


         Scudder Kemper Investments, Inc. ("Scudder Kemper") is the investment manager for the Funds and provides the Funds with continuous professional investment supervision. Scudder Kemper is paid a monthly investment management fee on a graduated basis ranging from 1/12 of 0.50% of the first $215 million of average daily net assets of the Trust to 1/12 of 0.25% of average daily net assets of the Trust over $800 million. See "Investment Manager."


Buying and Selling Shares

         You may buy and sell shares of each Fund at net asset value with no sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 ($50 under an automatic investment plan). Accounts may be opened using the account application available from the Funds. Shares may be purchased by mailing a check, by wire transfer or in person in downtown Chicago and Kansas City. Please see "How To Make a Purchase" for more information on how easy it is to invest. Shares may be sold or redeemed by written request or by using one of the Funds' expedited redemption procedures. See "How To Make a Redemption" for specific details.

Dividends

         Dividends  are  declared   daily  and  paid   monthly.   Dividends  are
automatically reinvested in additional shares of the same Fund, unless you elect to be paid by check. See "Dividends and Taxes."

Special Features

         A number of features are available to account holders, including: the Zurich Money-PLUS Account(SM), a cash management program offering a combination of features including a no minimum checking account and a VISA(R) check card and Electronic Funds Transfer Programs. See "Special Features" and "Account Services Directory" for a description of these and other features.

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses*

Sales Load on Purchases                         None
Sales Load on Reinvested Dividends              None
Deferred Sales Load                             None
Redemption Fees                                 None
Exchange Fee                                    None

----------

*Table does not include $3.00 monthly small account fee. See "How to Make a Redemption."

Annual Fund Operating Expenses
(as a percentage of average net assets)

                                  Zurich      Zurich        Zurich
                                   Money     Government     Tax-Free
                                   Market      Money         Money
                                   Fund        Fund          Fund
                                   ----        ----          ----
Management Fees                   0.27%       0.27%         0.27%
12b-1 Fees                        None         None          None
Other Expenses                    0.18%       0.17%         0.10%
                                  ----        ----          ----
Total Operating Expenses          0.45%       0.44%         0.37%

Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

  Fund                       1 year        3 years       5 years       10 years
  ----                       ------        -------       -------       --------

  Money Market                 $ 5          $ 14           $ 25          $ 57
  Government                   $ 5          $ 14           $ 25          $ 55
  Tax-Free                     $ 4          $ 12           $ 21          $ 47

         The purpose of the table above is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. Investment dealers and other firms may independently charge shareholders additional fees. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

FINANCIAL HIGHLIGHTS


         The tables below show financial information for each Fund, expressed in terms of one share outstanding throughout the period. The information in the tables is covered by the report of the Funds' independent auditors. The report is contained in the Funds' Registration Statement and is available from the Funds. The financial statements contained in the Funds' 1998 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Funds.


Zurich Money Market Fund

                                                                            Year ended July 31,
                                                              1998             1997           1996          1995
                                                              ====             ----           ----          ----
Per Share Operating Performance:
Net asset value, beginning of year                                             $1.00          1.00          1.00
Net investment income and dividends declared                                     .05           .05           .05
Net asset value, end of year                                                   $1.00          1.00          1.00
Total Return:                                                                   5.27%         5.34          5.34
Ratios to Average Net Assets:
Expenses                                                                         .45%          .50           .52
Net investment income                                                           5.14%         5.20          5.19
Supplemental Data:
Net assets at end of year (in thousands)                                   $ 4,361,935     4,225,775     4,025,098

Zurich Government Money Fund
                                                                            Year ended July 31,
                                                                              1997            1996          1995
                                                                              ------          ----          ----
Per Share Operating Performance:
Net asset value, beginning of year                                             $1.00          1.00          1.00
Net investment income and dividends declared                                     .05           .05           .05
Net asset value, end of year                                                   $1.00          1.00          1.00
Total Return:                                                                   5.26%         5.34          5.36
Ratios to Average Net Assets:
Expenses                                                                         .44%          .46           .46
Net investment income                                                           5.13%         5.20          5.21
Supplemental Data:
Net assets at end of year (in thousands)                                     $671,139       672,041       603,601

Zurich Tax-Free Money Fund
                                                                             Year ended July 31,
                                                                               1997           1996          1995
                                                                               ----           ----          ----
Per Share Operating Performance:
Net asset value, beginning of period                                           $1.00          1.00          1.00
Net investment income and dividends declared                                     .03           .03           .03
Net asset value, end of period                                                 $1.00          1.00          1.00
Total Return:                                                                   3.39%         3.44          3.53
Ratios to Average Net Assets:
Expenses                                                                         .37%          .39           .40
Net investment income                                                           3.33%         3.38          3.46
Supplemental Data:
Net assets at end of period (in thousands)                                   $771,315       729,018       760,143

Note: Ratios have been determined on an annualized basis. Total return is not annualized. The Zurich Money Market Fund's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.62%.

                               Year ended July 31,
       1994              1993            1992            1991            1990           1989          1988
       ----              ----            ----            ----            ----           ----          ----

       1.00              1.00            1.00            1.00             1.00          1.00           1.00
        .03               .03             .04             .07              .08           .09            .07
       1.00              1.00            1.00            1.00             1.00          1.00           1.00
       3.20              2.96            4.45            7.19             8.50          9.03           7.03
        .52               .52             .49             .46              .45           .49            .50
       3.14              2.92            4.42            6.94             8.16          8.71           6.79
     4,148,789         4,499,930       5,664,194       7,553,950       7,603,418     6,638,489     4,893,284


                               Year ended July 31,
       1994              1993            1992            1991            1990           1989          1988
       ----              ----            ----            ----            ----           ----          ----

       1.00              1.00            1.00            1.00             1.00          1.00           1.00
        .03               .03             .04             .07              .08           .09            .07
       1.00              1.00            1.00            1.00             1.00          1.00           1.00
       3.20              2.97            4.50            6.95             8.45          8.96           6.88
        .47               .45             .43             .43              .43           .49            .51
       3.15              2.94            4.44            6.65             8.08          8.79           6.66
      707,368           694,303         926,328        1,126,417        845,347       514,303       177,812


                                Year ended July 31,                                  September 10, 1987 to
                                                                                             July 31,
     1994          1993         1992          1991          1990          1989                 1988
     ----          ----         ----          ----          ----          ----                 ----

     1.00          1.00          1.00         1.00           1.00         1.00                   1.00
      .02           .02           .04          .05            .06          .06                    .04
     1.00          1.00          1.00         1.00           1.00         1.00                   1.00
     2.33          2.39          3.57         5.07           5.81         6.21                   4.33
      .41           .39           .39          .38            .40          .39                    .45
     2.30          2.36          3.49         4.92           5.64         6.12                   4.68
   792,131       758,630       796,272       788,253       693,307      529,670               190,933

HOW THE FUNDS WORK

         Zurich Money Funds are designed to provide you with professional management of short-term investment dollars. They are designed for investors who seek maximum current income consistent with stability of principal plus liquidity. To help meet these objectives, you are provided with a choice of separate investment funds ("Funds"): the Zurich Money Market Fund (the "Money Market Fund"), the Zurich Government Money Fund (the "Government Money Fund") and the Zurich Tax-Free Money Fund (the "Tax-Free Money Fund"). Because each Fund combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. Each Fund is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Fund's investments.

         Each Fund seeks to maintain a net asset value of $1.00 per share. Thus, the Funds are designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. The fluctuations of these other types of investments are often represented by the movement of various unmanaged market indexes, such as the Dow Jones Industrial Average. In addition, although there can be no guarantee that a Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share, each Fund has maintained a $1.00 net asset value since its inception.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Money Market Fund

         The Money Market Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 12 months or less:

o Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

o Bank certificates of deposit (including time deposits) or bankers' acceptances limited to domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

o Commercial paper obligations rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody's or AA by S&P or higher and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody's or AA by S&P or higher. For a description of these ratings, see "Appendix -- Ratings of Investments" in the Statement of Additional Information.

o Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

         To the extent the Money Market Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, to possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit are not subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

         The Money Market Fund may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

         The Fund may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Fund's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "The Funds" below. The Fund's investment manager monitors the liquidity of its investments in Section 4(2) paper on a continuous basis.

         The Money Market Fund may concentrate more than 25% of its assets in bank certificates of deposit or banker's acceptances of United States banks in accordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

Government Money Fund

         The Government Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following securities that mature within 12 months or less.

o U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o        Repurchase agreements of the obligations described above.

         Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Free Money Fund

         The Tax-Free Money Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations.

         Under normal market conditions at least 80% of the Fund's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider "private activity" bonds as described in "Dividends and Taxes -- Tax-Free Money Fund" as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

         Dividends representing net interest income received by the Tax-Free Money Fund on Municipal Securities will be exempt from federal income tax when distributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes. See "Dividends and Taxes -- Tax-Free Money Fund." The Fund's assets will consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in one year or less.

         The Tax-Free Money Fund will invest only in Municipal Securities which at the time of purchase:

o are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P;

o are guaranteed or insured by the U.S. Government as to the payment of principal and interest;

o are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's investment manager;

o have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher;

o are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or

o are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment manager.

         Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's and S&P ratings outlined above is contained in the Statement of Additional Information. As indicated above and under "Dividends and Taxes -- Tax-Free Money Fund," the Fund may invest in "private activity" bonds.

         The Tax-Free Money Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

         The Tax-Free Money Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. It is anticipated by the Fund's investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

         The Tax-Free Money Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Fund will consider them to have been purchased on the date when it committed itself to the purchase.

         A security purchased on a when-issued basis, like all securities held by the Tax-Free Money Fund, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value -- Determining Share Price."

         The Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

         In seeking to achieve its investment objective, the Tax-Free Money Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment manager. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

         From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Free Money Fund may invest in taxable "temporary investments" which include:

o        obligations of the U.S. Government, its agencies or instrumentalities;

o        debt securities rated within the two highest grades by Moody's or S&P;

o commercial paper rated in the two highest grades by either of such rating services;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o any of the foregoing temporary investments subject to repurchase agreements (Repurchase agreements are discussed below).

         Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix -- Ratings of Investments" in the Statement of Additional Information.

The Funds

         In addition to the specific investment objective and policies listed above, each Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value -- Determining Share Price."

         Each Fund may invest in instruments that have interest rates that adjust periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate
Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

         Each Fund may invest in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of such Fund's net assets valued at the time of the transaction would be invested in such securities.

         A Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. If for any reason the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. No Fund will borrow for leverage purposes.

         Certain investment restrictions have been adopted for each Fund and are presented in the Statement of Additional Information and together with the investment objective and policies of such Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

NET ASSET VALUE -- DETERMINING SHARE PRICE

         The price you pay when you buy shares in a Fund and the price you receive if you redeem is the net asset value computed after we receive your order to buy or redeem in proper form (as described under "How To Make a Purchase"). The net asset value per share of each Fund is calculated by dividing the total value of the assets of the Fund, minus its liabilities, by the total number of its shares outstanding.

         The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for the Money Market and Government Money Funds and at 11:00 a.m. and 3:00 p.m. Central time for the Tax-Free Money Fund. Each Fund seeks to maintain a net asset value of $1.00 per share.

         Each Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of each Fund's investments valued at amortized cost with market-based value. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between a Fund's net asset value per share calculated by reference to market-based values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Funds purchase only securities with a maturity of one year or less and maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Funds limit their portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

HOW TO MAKE A PURCHASE

         Whether you're opening an account or adding to it, we hope that you'll find that we've made your shareholder transactions easy. Shares of each Fund are sold at their net asset value with no sales charge. To open an account you should use the account application available from the Funds and choose one of the methods outlined in the following table. Call 1-800-537-6001 if you have questions or need assistance.

Minimum Investment Amounts -- subject to change at any time in management's discretion

Initial Investment                                           $1,000
   For Individual Retirement Accounts                        $  250
Subsequent Purchase                                          $  100
   For Individual Retirement Accounts                        $   50
   Automatic Purchase Plan*                                  $   50

---------

*See "Special Features" for more information regarding Automatic Purchase Plan.

                             How To Make A Purchase

                     Initial Investment                               Subsequent Investment
                     ($1,000 or more)                                      ($100 or more)
                     ------------------                               ---------------------



By Mail             o  Complete the Account Application and        o  Make your check payable to ZMF
                       mail it with your check                        and mail it to:
                       (payable to ZMF) to:                                Kemper Service Company
                          Kemper Service Company Transfer                  Transfer Agency Division
                          Agency Division P.O. Box 419356                  P.O. Box 419154 Kansas
                          Kansas City, MO 64141-6356                       City, MO 64141-6154


-----------------------------------------------------------------------------------------------------------

By Phone            o  Call 1-888-ZURICH-1 (987-4241)              o  Call 1-888-ZURICH-1 (987-4241)
                       to exchange from a Zurich                      to exchange from a Zurich
                       YieldWise Money Fund or a                      YieldWise Money Fund
                       Kemper Funds account.                          or a Kemper Funds account.

-----------------------------------------------------------------------------------------------------------

In Person           o  In downtown Chicago, you can make a         o  In downtown Chicago, you can make
                       direct investment at our Service               a direct investment at our Service
                       Center at 222 South Riverside Plaza.           Center at 222 South Riverside
                       In Kansas City, you can make a direct          Plaza. In Kansas City, you can make
                       investment at 811 Main Street,                 a direct investment at 811 Main
                       7th Floor.                                     Street, 7th Floor.

-----------------------------------------------------------------------------------------------------------

By Wire             o  To open an account through wire             o  Instruct your bank to wire your
Transfer               transfer of Federal Funds, call                investment, together with your name
(Federal Funds)        1-800-537-6001.                                and account number, the name of the
                    o  Provide your account registration              Fund with the appropriate Fund bank
                       instruction to the service representative.     account number, and the name in
                       You will be provided with your                 which your account is registered,
                       new account number over the                    to:
                       phone.                                              Zurich Money Funds,
                    o  The Fund accepts wires at                           United Missouri Bank of
                       no charge, although your bank may                   Kansas City, N.A.
                       charge you for this                                 ABA #1010-0069-5
                       service.                                            Zurich Money Market Fund:
                    o  Instruct your bank to                               98-0103-346-8,
                       wire your investment, together                      or
                       with your name and new account                      Zurich Government Money Fund:
                       number, to:                                         98-0116-259-4,
                           Zurich Money Funds:                             or
                           United Missouri Bank                            Zurich Tax-Free Money Fund:
                           of Kansas City, N.A.                            98-0001-577-6
                           ABA #1010-0069-5                        o   The Fund accepts wires at no
                           Zurich Money Market                         charge, although your bank may
                           Fund: 98-0103-346-8,                        charge you for this service.


                                       13

                           or
                           Zurich Government Money
                           Fund:
                           98-0116-259-4,
                           or
                           Zurich Tax-Free Money Fund:
                           98-0001-577-6

-----------------------------------------------------------------------------------------------------------

By Electronic       o  Unavailable for opening an account.         Please see "Special Features" for more
Funds Transfer                                                     information on these services.
(Automated                                                            o  EZ-Transfer
Clearing House                                                        o  Automatic Purchase Plan $50
funds)                                                                   minimum)
                                                                      o  Payroll Direct Deposit
                                                                      o  Government Direct Deposit
                                                                   All transactions are  via  the
                                                                   Automated Clearing House ("ACH") System.

Other Information

         Purchases by check or other negotiable bank draft will be invested as of 3:00 p.m. Central time on the next business day after receipt and will begin earning dividends the following calendar day. Purchases by check drawn on a foreign bank will normally be effective after the check clears. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

         Purchase by wire of Federal Funds (i.e., monies credited to a bank's account with its regional Federal Reserve Bank) will be effected at the next determined net asset value. Purchases will receive that day's dividend if effected at or prior to 1:00 p.m. Central time for the Money Market and the Government Money Funds, and by 11:00 a.m. Central time for the Tax-Free Money Fund, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Central time.

         The Funds reserve the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Funds also reserve the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares are subject to acceptance by the Funds and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Funds. Share certificates are issued only on request to the Funds and may not be available for certain types of account registrations. Investments may also be made in the Funds through broker-dealers and others, who may charge a commission or other fee for their services. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

         If you elect to redeem shares of a Fund purchased by check or through EZ-Transfer or Automatic Purchase Plan the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which may be up to 10 calendar days from receipt by the Fund of the purchase amount. See "How to Make a Redemption."

HOW TO MAKE A REDEMPTION

         You can access all or part of your account by redeeming your shares. Your shares will be redeemed at the next determined net asset value after your request has been received in proper form. If processed at 3:00 p.m. Central time, you will receive that day's dividend on the shares you sold. If you redeem all your shares of a Fund, you will receive the net asset value of such shares and all declared but unpaid dividends on such shares. You may use any of the methods outlined in the following table to sell your shares.

How To Make A Redemption

By Redemption Check           o    All Redemption  Checks should  be for a
                                   minimum  of $500.  Redemption  Checks
                                   written  in an  amount  less than $500 will
                                   be charged a $10 service fee.
                              o    Redemption  Checks  should  not be used to
                                   close your  account   since  the  account
                                   normally includes accrued but unpaid
                                   dividends.
                              o    You may not use this  privilege to redeem
                                   shares held in certificated form.

--------------------------------------------------------------------------------------------------

By Phone                      o    Telephone requests may be made by calling 1-888-ZURICH-1
                                   (987-4241) Monday-Friday, 7 a.m. to 6 p.m. CST and Saturday, 8
                                   a.m. to 3 p.m. CST or use 24-hour Zurich InfoLine (888)
                                   987-8678. You may receive the proceeds via:
                                        o    check by mail to the address to which your account
                                             is registered, or
                                        o    electronic funds transfer (minimum $1,000 and
                                             maximum $50,000) to a pre-authorized bank account.
                                             See "Special Features -- EZ-Transfer."
                              o    You may exchange to Zurich YieldWise Money Fund or Kemper Funds.
                                   See "Exchanging Shares."

--------------------------------------------------------------------------------------------------

By Wire                       o    You need to have signed up for the wire transfer privilege and have the forms on file with the Shareholder Service Agent
                                   before using it. Minimum wire: $1,000
                              o    Telephone   requests  may  be  made  by  calling
                                   1-888-ZURICH-1   (987-4241)   or  in  writing,
                                   subject  to  the   limitations   on  liability
                                   described under "General" below.
                              o    Proceeds  will be sent only to the bank or trust
                                   company  you have  designated  on the  account
                                   application.
                              o    You may not use this  privilege to redeem shares
                                   held in certificated form.

--------------------------------------------------------------------------------------------------

By Mail                        o   Complete a written request that includes the following
                                   information: each account owner's name, your account number, the amount to be redeemed, and the signature of each owner exactly as it appears on the account, including any special capacity of the registered owner. See "Signature Guarantee
                                   Requirements" below.

                              o    Mail the written request to  Kemper Service Company, Transfer
                                   Agency Division, P.O. Box 419557, Kansas City, Missouri 64141-6557.


Signature Guarantee Requirements


         If the proceeds of a redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, and guardian account holders provided the trustee, executor , and custodial guardian or custodian is named in the account registration. Other institutional account holders may exercise the special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" below, provided that the privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Kemper Service Company (the "Shareholder Service Agent") with signatures guaranteed. All other redemption requests must include a signature guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. If any share certificates were issued, they must also be signed with signature(s) guaranteed. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians. The privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.


Additional Information

Redemption by Wire. Requests for wire transfer redemptions received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally a wire transfer will be sent to the designated account that day. Dividends for that day will not be earned. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. You are responsible for any charges your firm or bank makes for sending or receiving wire transfers. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above. This privilege will be terminated if the Shareholder Service Agent receives written notice from any account holder of revocation of this authority.

Redemption by Redemption Check. If you select the checkwriting method of redemption on your account application, you will normally receive drafts ("Redemption Checks") within 2 weeks of opening your account which you may use to draw on your Fund account, but not to close it. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the next determined net asset value to cover the amount of the Redemption Check. This will enable you to continue earning daily dividends until the Fund receives the Redemption Check.

         You may write Redemption Checks payable to the order of any person in any amount not more than $5 million. Unless one signer is authorized on the account application, Redemption Checks must be signed by all account holders. If the Shareholder Service Agent receives written notice by any owner revoking the authorization to sign individually, all account owners will be required to sign. Redemption Checks must be signed exactly as the account is registered. The Funds may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of your Fund account or in an amount less than $500; when a Redemption Check is presented that would require redemption within 10 days of shares that were purchased by check or through EZ-Transfer or Automatic Purchase Plan; or when you request "stop payment" of a Redemption
Check by telephone or in writing. A "stop payment" request may be made by calling 1-888 ZURICH-1 (987-4241).

General

         If shares of a Fund to be redeemed were purchased by check or through EZ-Transfer or Automatic Purchase Plan (see "Special Features -- Electronic Funds Transfer Programs") the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use wire transfer or Redemption Check features until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no such delay when the shares being redeemed were originally purchased by wiring Federal Funds.

         If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

         Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the Account Application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agent reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

         During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege or the wire redemption privilege, although you can still redeem by mail. The Funds reserve the right to terminate or modify the redemption by check, phone or wire privileges at any time.

         Because of the high cost of maintaining small accounts, the Funds may assess a monthly fee of $3 on any account with a balance below $1,000 for 30 consecutive days. The fee will not apply to accounts enrolled in an automatic investment program or to IRAs. See "How To Make a Purchase."

EXCHANGING SHARES

         Diversification is at the heart of most effective investment planning. That's why we make it easy for you to exchange your shares of Zurich Money Funds for shares of Zurich YieldWise Money Fund or shares of Kemper Funds. Please remember that money market shares you acquire by dividend reinvestment may be exchanged into a Kemper Mutual Fund with no sales charge; though money fund shares you purchase are subject to the applicable sales charge when exchanged.

         The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. We don't charge you a service fee for an exchange; however, dealers or other firms may charge for their services. To exchange shares, call us or contact your financial adviser to obtain prospectuses of Zurich YieldWise Money Fund or the Kemper Funds in which you are interested. You may make an exchange by mail or by telephone:

By Telephone

         Once you've completed the authorization section on the account application and we have it on file, exchange requests may be made by calling 1-888-ZURICH-1 (987-4241), subject to the limitations on liability described under "How To Make a Redemption -- General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege.

By Mail

         Send your request to:
         Zurich Money Funds
         P.O. Box 419557
         Attention: Exchange Department
         Kansas City, Missouri 64141-6557

         Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Any certificates for shares must be deposited prior to any exchange of such shares. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days prior written notice of any termination or material change will be provided.

Automatic Exchange Plan

         With an account balance of $1,000 or more, shareholders may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of a Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Fund. Exchanges are subject to the terms and conditions described above under "Exchanging Shares," except that there is no minimum investment requirement for the Kemper Fund acquired on exchange. This privilege may not be used for the exchange of shares held in certificated form.

         Subject to the limitations described in this section, Class A shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Plus Growth Fund, Kemper Value Fund, Inc., Kemper Horizon Fund, Kemper Quantitative Equity Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). In addition, shares of Zurich Money Funds may be exchanged for shares of Zurich YieldWise Money Fund. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange with Kemper Funds. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be exchanged until they have been owned for at least 15 days. In addition, shares of Kemper Funds, other than a Money Market Fund and Kemper Cash Reserves Fund, acquired by exchange from another fund may not be exchanged thereafter until they have been owned for 15 days. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California

Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with Kemper Distributors, Inc. with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.


Special Retirement Plans


         Shareholders of the Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of any "Kemper Mutual Fund" listed above to the extent that they are available through their plan. Conversely, shareholders of Class I shares may exchange their shares for shares of the Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates. Exchanges will be made at the shares' relative net asset values through their plan. Exchanges are subject to the limitations set forth above.


SPECIAL FEATURES

Zurich Money-PLUS Account(SM)

         The Zurich Money-PLUS Account(SM) is a cash management program offering a combination of features and benefits. The program includes checkwriting (no minimum dollar amount) and a VISA(R) Gold Check Card (a debit card). The INVESTORS MONEYCARD(SM) VISA(R) is issued by Investors Fiduciary Trust Company ("IFTC"). Currently, the fee for this service is $65 a year with charges for additional checks. There is a fee of $1.00 per transaction for use of Automated Teller Machines. The minimum initial account balance required to be eligible for this privilege is $5,000. You may use only the checks provided through the Zurich Money-PLUS Account(SM). Any check for an amount in excess of the funds available for redemption from the shareholder's account will be returned and will subject the account to additional service fees. If you have the INVESTORS MONEYCARDSM VISA(R) and request an expedited wire transfer redemption, the wire will be sent on the next business day following the request. Fees and features of the Zurich Money-PLUS Account(SM) are subject to modification. This program is available only to those who are residents of the United States. Shareholders should contact the Shareholder Service Agent at 1-800-537-6001 for more information.

Electronic Funds Transfer Programs

         For your convenience, the Funds have established several investment and redemption programs using electronic funds transfer which are described below. There is currently no charge by the Funds for these programs. Shareholders should contact the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241) for more information.

EZ-Transfer With just one easy phone call, EZ-Transfer quickly and conveniently transfers money (minimum $100 and maximum $50,000) from your bank, savings and loan or credit union account to purchase shares in a Fund. You can also redeem shares (minimum $100 and maximum $50,000) from your Fund account and transfer the proceeds to your bank, savings and loan or credit union checking account. When you choose to participate in the EZ-Transfer program, you designate the bank, savings and loan or credit union account which will be debited or credited under the program. After you have received a notice confirming that this service has been added to your Fund account, please allow a minimum of 20 days for bank notification and processing. By choosing to participate in this program, you authorize the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between your Fund account and your predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "How To Make a Redemption -- General." The Shareholder Service Agent will then purchase or redeem sufficient full and fractional shares in your account to satisfy the request. Once you are enrolled in EZ-Transfer, you can initiate a transaction by simply calling Zurich
Shareholder Services toll free at 1-888-ZURICH-1 (987-4241) Monday through Friday, 8:00 a.m. to 3:00 p.m. Central time or by calling Zurich Info Line at 1-888-987-8678 24 hours a day. See "How To Make a Redemption -- General" for information on our 10 day hold policy. Any account holder may terminate this privilege by sending written notice to Zurich Money Funds, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EZ-Transfer cannot be used with passbook savings accounts. This program may not be used for tax-deferred plans such as Individual Retirement Accounts (IRAs).

Automatic Purchase Plan You may establish an automatic investment program with your Fund account. With Automatic Purchase Plan, monthly investments (maximum $50,000) are made automatically from your account at a bank, savings and loan, or credit union into your Fund account. By signing up for this privilege, you authorize the Trust and its agents to take money out of your predesignated bank, savings and loan or credit union account and invest that money in your Fund account. Any account owner may terminate this privilege simply by sending written notice to Zurich Money Funds, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. This privilege may not be used with passbook savings accounts.

Automatic Check Deposit You may conveniently invest in the Funds through Payroll Direct Deposit or Government Direct Deposit. You can arrange to have all or a portion of your net pay or government check automatically invested in your Fund account each payment period. You may terminate your participation in these programs by giving written notice to your employer or the government agency, as appropriate. (A reasonable time to act is required.) The Funds are not responsible for the efficiency of your employer or the government agency making the payment or any financial institution transmitting payment.

         To use these features, the participating financial institution must be affiliated with the ACH System. This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account or employer's payroll bank in the case of Payroll Direct Deposit or the U.S. Government in the case of Government Direct Deposit, and your Fund account. Your financial institution's crediting policies for these transferred funds may vary. These features may be amended or terminated at any time by the Funds.

Other Special Features

         Information about the following special features is contained in the Statement of Additional Information. Additional information may also be obtained by contacting Zurich Shareholder Services at 1-888-ZURICH-1 (987-4241).

          -- Automatic Withdrawal Programs
          -- Tax Sheltered Retirement Programs

DIVIDENDS AND TAXES

Dividend Payment

         To help keep your account growing, dividends from any Fund are automatically reinvested in additional shares of that Fund, unless you request payment by check on your account application or make such a request later. Dividends are declared daily and paid monthly.

         Dividends are normally reinvested on the 25th of each month if a business day, otherwise on the prior business day. If you've chosen to receive dividends in cash, checks will be mailed monthly to you or any person you designate. Shareholders may request this option by contacting the Shareholder Service Agent (see "How To Buy Shares").

         Each Fund will reinvest dividend checks (and future dividends) in shares of that same Fund if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless you request that such policy not be applied to your account.

Dividend Exchange Privilege

         Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of a Kemper Fund offering this privilege at the net asset value of the other fund. See "Exchanging Shares" for a list of these Kemper Funds. To use this privilege of investing Fund dividends in shares of a Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Zurich Money Funds. Share certificates will only be issued on request.

Taxable Funds

         The Money Market Fund and the Government Money Fund each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and if so qualified will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from these Funds do not qualify for the dividends received deduction available to corporate shareholders.

Tax-Free Money Fund

         The Tax-Free Money Fund intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. This Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. All taxpayers will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends from the Tax-Free Money Fund.

         Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Free Money Fund are to be treated as interest on private activity bonds in proportion to the interest income the Fund receives from private activity bonds, reduced by allowable deductions. For the 1996 calendar year, 20% of the net interest income of the Tax-Free Money Fund was derived from "private activity bonds."

         Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

         Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Free Money Fund, and 50% of Social Security benefits.

         The tax exemption of dividends from the Tax-Free Money Fund for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Fund are advised to consult their own tax adviser as to the status of their accounts under state and local tax laws.

The Funds

         Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

         Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.

         You will receive a monthly statement giving complete details of dividend reinvestment and purchase and redemption transactions during the month. Tax information will be provided annually. You should retain copies of your monthly account statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

         When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

INVESTMENT MANAGER


         Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is the investment manager of the Funds and provides the Funds with continuous professional investment supervision. Scudder Kemper has been engaged in the management of investment funds for more than seventy years and is one of the largest investment managers in the country with more than $230 billion in assets under management.

         Scudder Kemper is an indirect subsidiary of Zurich Financial Services, Inc., a newly formed global insurance and financial services company. Zurich Financial Services, Inc. owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. The Zurich family of companies manages over $[___] billion in assets worldwide.

         In connection with the formation of Zurich Financial Services, Inc., each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the dates of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

         Responsibility for overall management of the Funds rests with the Board of Trustees and officers of the Trust. Professional investment supervision is provided by Scudder Kemper. The investment management agreement provides that Scudder Kemper shall act as the Funds' investment adviser, manage their investments and provide the Funds with various services and facilities.

         Frank J. Rachwalski, Jr. is the portfolio manager of the Funds. He has served in this capacity since the Funds commenced operations. Mr. Rachwalski joined Scudder Kemper in January, 1973 and is currently a Senior Vice President of Scudder Kemper and a Vice President of the Trust. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

         For the services and facilities furnished, the Trust pays a monthly investment management fee on a graduated basis ranging from 1/12 of 0.50% of the first $215 million of average daily net assets of the Trust, to 1/12 of 0.25% of average daily net assets of the Trust over $800 million.

         Scudder Fund Accounting ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of each Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services; however, subject to Board approval, at some time in the future SFAC may seek payment for its services under its agreement with the Trust.

         Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to address successfully the Year 2000 Issue could result in interruptions to and other material adverse effects on the Funds' business and operations. The Adviser has commenced a review of the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.

         Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808, an affiliate of Scudder Kemper, is the principal underwriter of the Funds and acts as agent of the Funds in the sale of their shares.

         Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Funds. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds. IFTC is also the Funds' transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of Scudder Kemper, serves as Shareholder Service Agent of the Funds.


PERFORMANCE

         The Funds may advertise several types of performance information, including "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Free Money Fund only, "tax equivalent yield." Please remember that performance information is based upon historical earnings and is not representative of future performance. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Average annual total return and total return measure both net investment income and any realized or unrealized appreciation or depreciation of a Fund's investments, assuming reinvestment of all dividends. Average annual total return represents the average annual percentage change over the period and total return represents the aggregate percentage or dollar value change over the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Tax-Free Money Fund's yield for an investor in a stated federal income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of the Tax-Free Money Fund's yield that is tax-exempt.

         The performance of a Fund may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). A Fund's performance and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Fund's performance to that of various bank products as reported by BANK RATE MONITOR TM, a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which adjusts its return for the effects of inflation.

         Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Funds may depict the historical performance of the securities in which a Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. Each Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

         Each Fund's returns will fluctuate. Shares of the Funds are not insured. Additional information concerning a Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

         Zurich Money Funds is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective February 1, 1996, the name of the Trust was changed from Kemper Money Market Fund to Kemper Money Funds, and effective April 14, 1997, the name of the Trust was changed from Kemper Money Funds to Zurich Money Funds. Effective November 29, 1985, the Money Market Fund, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Money Market Fund, Inc., a Maryland corporation organized on September 19, 1974. Effective November 14, 1986, the Government Money Fund succeeded to the assets and liabilities of Kemper Government Money Market Fund, a business trust organized under the laws of Massachusetts on August 9, 1985.


         Effective November 29, 1985, Kemper Government Money Market Fund succeeded to the assets and liabilities of Kemper Government Money Market Fund, Inc., a Maryland corporation organized November 3, 1981. The Tax-Free Money Fund commenced public offering of its shares on September 10, 1987. The Trust may issue an unlimited number of shares of beneficial interest, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust's shares are not currently divided into classes. While only shares of the three previously described Funds are presently being offered, the Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple series, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally, each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees.

         Each Fund may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of each Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

ACCOUNT SERVICES DIRECTORY

To avoid delays in the future, it is a good idea to sign up for account services and features at the time an account is opened.

To Open A New Account

If you would like to open a new account or need a question answered, call a Zurich Money Fund Specialist between 8 a.m. and 6 p.m. Central time at 1-800-537-6001.

Current Account Assistance

If you have a question about a current account, call a Shareholder Services Representative between 7 a.m. and 6 p.m. Central time, Monday through Friday, and between 8 a.m. and 3 p.m. Central time on Saturday at 1-888-ZURICH-1 (987-4241).


For better service, please have your account number and your most recent statement at hand. For a special phone line for hearing impaired shareholders with a Telecommunications Device for the Deaf (TDD), call 1-800-972-3006.

24-Hour Account Information

From a touch-tone phone, you can use Zurich InfoLine (1-888-987-8678), our automated account information service, to obtain the following information 24 hours a day:

o    account balance             o   last dividend paid
o    current yield               o   transaction confirmation
o    pre-authorized transfers to and from a bank account

Checkwriting

         You can write any number of checks for $500 or more against your available account balance. See Zurich MoneyPlus Account(SM) for a no-minimum checking option.

Automatic Check Deposit

You can save time by signing up for direct deposit of Payroll or Government checks into your Zurich Money Funds account. Ask your employer about how to arrange this with all or part of your paycheck. Government Direct Deposit forms are available by calling 1-888-ZURICH-1 (987-4241).

Automatic Investing

If you already directly deposit your paycheck into a bank account, you may want to consider using Automatic Purchase Plan to help set aside some money for the future. You specify the frequency and amount of your investment, and Zurich will automatically have money from your personal checking or savings account transferred to your Zurich Money Funds account. And this service may be changed at any time . . . even deferred for a few months if you need to.

Money-by-Phone

You can make transfers from your money market account to your bank account with just a phone call if you sign up for EZ-Transfer. This feature also allows you to transfer money to your Zurich Money Funds account over-the-phone. These transfers generally take 1-2 days, depending on the time of day that you call Shareholder Services.

You can also request an expedited (same day) wire transfer from your money market account to your bank if you call before 11 a.m. Central time ($1,000 minimum redemption)

Automatic Bill-Paying

The Automatic Withdrawal feature can be used to pay a regular, important bill such as a mortgage or car payment. You designate when and how much, and Zurich will make the payment directly from your money market account.

MoneyPLUS Account(SM)

A powerful money management feature that makes it easy and economical to use your Zurich Money Funds for day-to-day transactions. For a $65 annual fee, you get unlimited checkwriting and a VISA Gold Check Card to use for debit and ATM transactions. For special forms to sign-up for this add-on feature, call 1-800-537-6001. For customer service on the VISA card, call 1-800-346-8904.

Exchanges with Kemper Funds and Zurich YieldWise Money Fund

You can exchange with Kemper Funds and Zurich YieldWise Money Fund by calling Shareholder Services between 8 a.m. and 3 p.m. Central time, Monday through Friday at 1-888-ZURICH-1 (987-4241).

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                                       28

ZURICH

 Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


Telephone: 1-800-537-6001



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                                       29

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 30, 1998


                               ZURICH MONEY FUNDS
             222 South Riverside Plaza, Chicago, Illinois 60606-5808
                                                  (800) 537-6001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich Money Funds (the "Trust") dated November 30, 1998. The prospectus may be obtained without charge by calling or writing Zurich Money Funds.


                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS...................................................... 2
MUNICIPAL SECURITIES......................................................... 6
INVESTMENT MANAGER........................................................... 7
PORTFOLIO TRANSACTIONS....................................................... 9
PURCHASE AND REDEMPTION OF SHARES........................................... 11
DIVIDENDS, NET ASSET VALUE AND TAXES........................................ 11
PERFORMANCE................................................................. 13
OFFICERS AND TRUSTEES....................................................... 19
SPECIAL FEATURES............................................................ 21
SHAREHOLDER RIGHTS.......................................................... 21
APPENDIX -- RATINGS OF INVESTMENTS.......................................... 24

The financial statements appearing in the Funds' 1998 Annual Report to Shareholders are incorporated herein by reference. The Funds' Annual Report accompanies this Statement of Additional Information.





LOGO
      printed on recycled paper

INVESTMENT RESTRICTIONS

The Zurich Money Market Fund (the "Money Market Fund"), Zurich Government Money Fund (the "Government Money Fund") and Zurich Tax-Free Money Fund (the "Tax-Free Money Fund") have adopted certain investment restrictions which, together with the investment objective and policies of each Fund, cannot be changed without approval by holders of a majority of such Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Money Market Fund may not:


         (1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations in accordance with its investment objective and policies), and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (3) Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

         (4) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation, and equity securities of issuers which are not readily marketable, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (5) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

         (6) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (7) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

         (8) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (9)      Write, purchase or sell puts, calls or combinations thereof.


         (10) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that the Fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances when management considers it to be in the best interests of the Fund in attaining its investment objective, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (11) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (12) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933), and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (13) Invest for the purpose of exercising control or management of another issuer.

         (14) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (15) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.


         (16) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (17) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (18) Issue senior securities as defined in the Investment Company Act of 1940.

The Government Money Fund may not:


         (1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (2) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.


         (6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of Fund securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (7) Issue senior securities as defined in the Investment Company Act of 1940.

The Tax-Free Money Fund may not:


         (1) Purchase securities if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry or in any one state, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.


         (3) Invest more than 5% of the Fund's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years' continuous operation.

         (4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (5) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

         (6) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (7) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.


         (8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (9) Invest more than 5% of the Fund's total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933), except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (10) Invest for the purpose of exercising control or management of another issuer.

         (11) Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in Municipal Securities secured by real estate or interests therein.

         (12) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.


         (13) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

         (14) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.


         (15) Issue senior securities as defined in the Investment Company Act of 1940.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Funds did not borrow money, as permitted by investment restrictions number 7 (Money Market
Fund),  number 4

(Government Money Fund) and number 5 (Tax-Free Money Fund), in the latest fiscal year; and they have no present intention of borrowing during the coming year. In any event, borrowings would only be as permitted by such restrictions. The Tax-Free Money Fund may invest more than 25% of its total assets in industrial development bonds.

MUNICIPAL SECURITIES

Municipal Securities which the Tax-Free Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Free Money Fund may purchase other Municipal
Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

INVESTMENT MANAGER


Investment Manager. Scudder Kemper Investments, Inc. ("Scudder Kemper" or "the Adviser"), 345 Park Avenue, New York, New York is the Funds' investment manager. Scudder Kemper is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Adviser is owned by its officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Trust expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.

The investment management agreement continues in effect from year to year for each Fund so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and
(b) by the shareholders of each Fund or the Board of Trustees. If continuation is not approved for a Fund, the investment management agreement nevertheless may continue in effect for the Funds for which it is approved and Scudder Kemper may continue to serve as investment manager for the Fund for which it is not approved to the extent permitted by the Investment Company Act of 1940. The agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Shareholders of each Fund will vote separately upon continuation of the investment management agreement and upon other matters affecting only an individual Fund. Additional Funds may be subject to a different agreement.

The investment management agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich and the former investment manager to each Fund, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the date of execution and termination. This agreement became effective upon the termination of the then current investment management agreement and will be submitted for shareholder approval at a special meeting currently scheduled to conclude in December 1998.

For the services and facilities furnished, the Trust pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Trust, .375% on the next $335 million, .30% on the next $250 million and .25% of average daily net assets of the Trust over $800 million. Scudder Kemper has agreed to reimburse the Trust should all operating expenses of the Trust, including the investment management fee of Scudder Kemper but excluding taxes, interest, extraordinary expenses and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average net assets of the Trust and 1% of average net assets over $30 million on an annual basis. The investment management fee and the expense limitation are computed based upon the combined average daily net assets of the Funds and are allocated among such Funds based upon the relative net assets of each Fund.


For its services as investment adviser and manager and for facilities furnished during the fiscal years ended July 31 indicated, the Funds incurred investment management fees as shown.


         Fund                                 1998                    1997            1996             1995
         ----                                 ----                    ----            ----             ----

        Money Market                          $ _______           $11,666,000      $11,134,000     $10,924,000
        Government Money                      $ _______           $ 1,894,000      $ 1,747,000     $ 1,637,000
        Tax-Free Money                        $ _______           $ 2,068,000      $ 2,032,000     $ 2,072,000

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), an affiliate of Scudder Kemper, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Fund whenever shareholders vote with respect to such agreement.

Certain officers or trustees of the Trust are also directors or officers of Scudder Kemper and KDI as indicated under "Officers and Trustees."

Custodian and Shareholder Service Agent. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Funds. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Funds. IFTC is also the Funds' transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC, annual account fees of a maximum of $8 per account plus account set-up, transaction, maintenance and out-of-pocket expense reimbursement. For the fiscal year ended July 31, 1998, IFTC remitted shareholder service fees in the amount of $[ ________ ] to KSvC as Shareholder Service Agent.


Independent Auditors and Reports to Shareholders. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute such transactions. Since a Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Fund's portfolio turnover rate for reporting purposes is zero.


Scudder Kemper and its affiliates furnish investment management services for the Kemper Funds, Zurich Money Funds, Zurich YieldWise Money Fund and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for a Fund and for one or more of the other clients of Scudder Kemper or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of receipt of the research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a Fund managed by the Adviser.

To the maximum extent feasible, it is expected that the Adviser will place orders for a portfolio transactions through Scudder Investor Services ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

The Board members for a Fund review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transaction is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker . There usually are no brokerage commissions paid by the Fund for such purchases . During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES


Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds' prospectus. There is no sales charge. The minimum initial investment in any Fund is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or Scudder Kemper and its affiliates and the $3 monthly fee assessed on accounts below $1,000. An investor wishing to open an account should use the Account Application Form available from the Funds and choose one of the methods of purchase described in the Funds' prospectus. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Upon receipt by the Shareholder Service Agent, of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds' prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

Although it is the Trust's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Funds will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Free Money Fund), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Fund. Expenses of the Funds are accrued each day. While each Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.


Net Asset Value. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


Taxes. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Tax-Free Money Fund may not be an appropriate investment for persons who are `substantial users' of facilities financed by industrial development bonds held by the Tax-Free Money Fund or are `related persons' to such users; such persons should consult their tax advisers before investing in the Tax-Free Money Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Free Money Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for a Fund may be shown in the form of "yield," "effective yield," "total return," "average annual total return" and, for the Tax-Free Money Fund only, "tax equivalent yield." These various measures of performance are described below.

Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed for each Fund as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Tax-Free Money Fund), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:
(base period return + 1)^365/7-1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.


         All performance information shown below is for periods ended July 31, 1998.

                                                    *Tax-
                                     Effective    Equivalent                             Total  Total    Total
                             Yield     Yield        Yield       AATR    AATR    AATR     Return Return   Return
Fund                        7 days    7 days       7 days       1 yr.   5 yr.   10 yr.    1 yr.  5 yrs.  10 yrs.
----                        ------    ------       ------       -----   ----   ------    -----  -------  ------

  Zurich Money Market        [ _]      [ _]         [ _]         [ ]    [ ]      [ ]        [ ]
  Zurich Government Money    [ _]      [ _]         [ _]         [ ]    [ ]      [ ]        [ ]
  Zurich Tax-Free Money      [ _]      [ _]         [ _]         [ ]    [ ]      [ ] **     [ ]                 **


    *    Based upon a marginal federal income tax rate of 37.1%.

   **    Since 9/10/87.

The tax equivalent yield of the Tax-Free Money Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

Money market mutual funds allow smaller investors to participate in the money market and to receive money market yields that previously were available only to those investors with large sums of money. Prior to the introduction of the first money market mutual funds, small investors wanting to manage their cash reserves had a limited choice of bank products available with a predetermined set of interest rates such as passbook savings accounts and checking accounts. Currently, there are hundreds of money market funds managing billions of dollars for millions of investors. Zurich Money Funds is one of the largest money market funds.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Money Market Fund, the Government Money Fund and the Tax-Free Money Fund with that of their competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), the performance of the Funds may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R), or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

Lipper and IBC reported the following results for the Money Market Fund and the Government Money Fund.

Lipper Analytical Services, Inc.


                            Money Market
                              Fund's
                            Ranking vs
                           Money Market
Period Ended 9/30/98     Instrument Funds
--------------------     ----------------

1 Year                    [ ___ ] of [__]
3 Months                  [ ___ ] of [__]
1 Month                   [ ___ ] of [__]


                            Government
                          Money Fund's
                           Ranking vs
                          U.S. Government
Period Ended 9/30/98    Money Market Funds
--------------------    ------------------

1 Year                    [ ___ ] of [__]
3 Months                  [ ___ ] of [__]
1 Month                   [ ___ ] of [__]


IBC

                                                Average Yield
                            Zurich Money         All Taxable
                            Market Fund's       Money Market
Period Ended 9/30/98           Yield                Funds
--------------------           -----                -----

1 Year                          [__]                 [__]
1 Month                         [__]                 [__]
7 Days*                         [__]                 [__]

                              Zurich            Average Yield
                            Government           All Taxable
                            Money Fund's         Government
Period Ended 9/30/98           Yield             Money Funds
--------------------           -----             -----------

1 Year                          [__]                 [__]
1 Month                         [__]                 [__]
7 Days*                         [__]                 [__]

According to IBC, for the one-year period ended September 30, 1998, the Money Market Fund ranked by yield [ ___ ] among [ ___ ] General Purpose Money Funds (this category does not include money market funds whose shares are marketed primarily to institutional investors). According to IBC, for the one-year period ended September 30, 1998, the Government Money Fund ranked by yield [ ___ ] among [ ___ ] Taxable Government Money Funds (this category does not include taxable government money funds whose shares are marketed primarily to institutional investors). For the one year period ended September 30, 1998, the Tax-Free Money Fund ranked by yield [ ___ ] among [ ___ ] Tax-Free Money Funds (this category does not include tax-free money funds whose shares are marketed primarily to institutional investors or state specific tax-free money funds). The Money Market Fund ranked [ ___ ] among [ ___ ] General Purpose Money Funds with a ten-year history according to IBC as of September 30, 1998. The Government Money Fund ranked [ ___ ] among [ ___ ] Government Money Funds with a ten-year history according to IBC as of September 30, 1998. The Tax-Free Money Fund ranked [ ___ ] among [ ___ ] Tax-Free Money Funds with a 10-year history according to IBC as of September 30, 1998. The number of shareholder accounts in the Funds were approximately [ ___ ] at September 30, 1998, including [ ___ ] in the Money Market Fund, [ ___ ] in the Government Money Fund, and [ ___ ] in the Tax-Free Money Fund. The value of shares in the Funds as of September 30, 1998 was approximately $[ ___ ] billion, including $[ ___ ] billion in the Money Market Fund, $[ ___ ] million in the Government Money Fund and $[ ___ ] million in the Tax-Free Money Fund. The Money Market Fund was the [ ___ ] largest in total assets of [ ___ ] Taxable Money Market Funds reported by IBC as of September 30, 1998.


         The following investment comparisons are based upon information reported by Lipper and IBC. In the comparison of the Tax-Free Money Fund's performance versus the comparison yields, the performance of that Fund has been adjusted on a taxable equivalent basis assuming a marginal federal tax rate of 37.1% (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

Lipper Analytical Services, Inc.


                                        Tax-Free Money
                                        Fund's Ranking vs
                                           Tax-Exempt
   Period Ended 9/30/98                 Money Market Funds
   --------------------                 ------------------

   1 Year                                [ ___ ] of [__]
   3 Months                              [ ___ ] of [__]

   1 Month                               [ ___ ] of [__]


                                   Lipper        Zurich        Lipper
                                 Tax-Exempt     Tax-Free        Money
                        Zurich     Money          Fund          Market
                         Tax-      Market        Taxable       Instrument
                         Free       Fund        Equivalent        Funds
   Period                Fund      Average        Basis*         Average
   ------                ----      -------        ------         -------


   1 Year
   Ended
   9/30/98


IBC


                                             Average Yield
                              Zurich          All Tax-Free
                              Tax-Free         Money Market
Period Ended 9/30/98         Money Fund           Funds
--------------------         ----------           -----

1 Year
1 Month
7 Days**

                              Zurich
                              Tax-Free
                               Fund            Average Yield
                              Taxable           All Taxable
                             Equivalent        Money Market
Period Ended 9/30/98         Money Fund           Funds
--------------------         ----------           -----

1 Year
1 Month
7 Days

----------

*    Source:  Scudder Kemper Investments (not reported by IBC).

For the ten, five and one year periods ended September 30, 1998, Lipper ranked the Money Market Fund #[ ___ ] of [ ___ ], #[ ___ ] of [ ___ ] and #[ ___ ] of [
___ ], respectively, among Money Market Instrument Funds. Lipper also ranked the Money Market Fund #[ ___ ] in such category for the periods shown below.


  Number of
  Funds in                Period
  Category      Period    Ending
  --------      ------    ------

     41        3 Years   12/31/80
     23        5 Years   12/31/80
     50        3 Years   12/31/81
     34        5 Years   12/31/81
     110       3 Years   12/31/84
     81        4 Years   12/31/84

     66        5 Years   12/31/84
     109       4 Years   12/31/85
     80        5 Years   12/31/85
     142       5 Years   12/31/88
     39       10 Years   12/31/88
     54       10 Years   12/31/89
     33       12 Years   12/31/89
     64       10 Years   12/31/90
     79       10 Years   12/31/91
     31       15 Years   12/31/92
     36       15 Years   12/31/93

As indicated in the prospectus, a Fund's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Funds are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Funds fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Funds are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received, without charge.


The table below compares the seven day annualized yields of the Money Market Fund and the Government Money Fund at September [ ___ ], 1998 with the rates for money market deposit accounts, interest bearing checking accounts and 6-month maturity certificates of deposit reported for September [ ___ ], 1998 for the BANK RATE MONITOR National Index(TM) for each of the ten Consolidated Standard Metropolitan Statistical Areas that are covered by that index and for all areas combined. The information provided below is historical and is not representative of future performance of any type of bank product or of any Fund. The rates reported by the BANK RATE MONITORTM are not necessarily representative of the rates offered by banks outside of the scope of report. Furthermore, rate information for one area of the country is not necessarily representative of rates in other areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for large deposits.

                   Money Market     Interest      6-Month                       Government
                  Deposit Accounts  Checking    Certificates of  Money Market     Money
   Area             Stated Rate    Stated Rate    Deposit Rate   Fund Yeild     Fund Yield
   ----             -----------    -----------    ------------   ----------     ----------
 New York
 Los Angeles
 Chicago
 San Francisco
 Philadelphia
 Detroit
 Boston
 Houston
 Dallas
 Washington
 NATIONAL INDEX

Since January, 1984, the Money Market Fund has had a higher yield than the BANK RATE MONITOR National Index(TM) for both money market deposit accounts and for interest bearing checking accounts for [ ___ ] out of [ ___ ] weeks through September [ ___ ], 1998.


Investors may also want to compare a Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.


Tax-Free versus Taxable Yield. You may want to determine which investment -- tax-free or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Free Money Fund may generate. Both tables are based upon current law as to the 1998 federal tax rate schedules.


         Taxable Equivalent Yield Table for Persons Whose Adjusted Gross
                            Income is Under $121,200

                                        Your               A Tax-Exempt Yield of:
                                      Marginal             ----------------------
            Taxable Income             Federal     2%      3%       4%       5%        6%      7%
            --------------               Tax       --      --       --       --        --      --
      Single              Joint          Rate           Is Equivalent to a Taxable Yield of:
      ------              -----          ----           ------------------------------------




                                [To Be Completed]


     Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income
                               is Over $121,200*

                                        Your               A Tax-Exempt Yield of:
                                      Marginal             ----------------------
            Taxable Income             Federal     2%      3%       4%       5%        6%      7%
            --------------               Tax       --      --       --       --        --      --
      Single              Joint          Rate           Is Equivalent to a Taxable Yield of:
      ------              -----          ----           ------------------------------------





                                [To Be Completed]


* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper and KDI are as follows (The number following each person's title is the number of investment companies managed by Scudder Kemper and its affiliates for which he or she holds similar positions):


DAVID W. BELIN (6/20/28),  Trustee (26), 2000 Financial Center,  7th and Walnut,
Des  Moines,   Iowa;   Member,   Belin  Lamson  McCormick  Zumbach  Flynn,  P.C.
(attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee  (26),  7515  Pelican Bay Blvd.,  Naples,
Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); formerly, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (26), 182 Old Wick Ln., Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON,  (9/3/41),  Trustee (26), 401 Rosemont  Avenue,  Frederick,
Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director, Bethlehem Steel Corp.

WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Zurich Kemper Value Advisors, Inc. and LTV Corporation; formerly, President and Chief Operating Officer of Kemper Corporation.

CHARLES R. MANZONI, JR. (1/23/47), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).

JOHN E. NEAL (3/9/50), Vice President* (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Zurich Kemper Value Advisors, Inc. and ZKDI.

ROBERT C. PECK, JR. (10/1/46), Vice President* (16), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer --
Fixed Income, ZKI; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

JEROME L. DUFFY (6/29/36), Treasurer* (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA  (11/15/45),  Vice  President and  Secretary*  (39), 222 South
Riverside  Plaza,  Chicago,  Illinois;   Attorney,  Senior  Vice  President  and
Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (32), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, ZKDI.

FRANK RACHWALSKI, JR. (3/26/45), Vice President* (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

* Interested persons of the Funds as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's 1997 fiscal year except that the information in the last column is for calendar year 1996.

                                                           Total Compensation
                                                            From Trust and
                          Aggregate Compensation             Fund Complex
    Name of Trustee             From Trust                  Paid to Trustees**
    ---------------             ----------                  ------------------


     David W. Belin*
     Lewis A. Burnham
     Donald L. Dunaway*
     Robert B. Hoffman
     Donald R. Jones
     Shirley D. Peterson
     William P. Sommers

----------

* Includes current fees deferred and interest pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred amounts and interest accrued through July 31, 1998 are $[___} for [___].

** Includes compensation for service on twenty- five funds managed by Scudder Kemper with 43 fund portfolios. Each trustee currently serves as a trustee of 26 funds managed by Scudder Kemper with 48 fund portfolios. Total compensation does not reflect amounts paid by the Adviser to the trustees for meeting regarding the combination of Scudder, Stevens & Clark, Inc. and Zurich Kemper Investments, Inc. Such amounts totaled $21,900, $25,400, $21,900, $17,300, $20,800, $24,200 and $21,900 for Messrs. Belin, Burnham,
     Dunaway, Hoffman, Jones, Ms. Peterson and Mr. Sommers, respectively.

As of October 31, 1998, the officers and trustees of the Trust, as a group, owned less than [ ___ ]% of the outstanding shares of each Fund and no person owned of record [ ___ ]% or more of the outstanding shares of any Fund.


SPECIAL FEATURES

Automatic Withdrawal Program. If you own $5,000 or more of a Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

o Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Fund, establishing a Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

Master/Feeder Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder fund structure as described below. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

MIG-1 and MIG-2 Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                               ZURICH MONEY FUNDS
                                     PART C.
                                OTHER INFORMATION

Item  24.  Financial Statements and Exhibits

         (a) The financial statements to be included in Parts A and B of the Registration Statement will be filed by Amendment.


         (b)  Exhibits

              99.B1(a)     Amended and Restated Declaration of Trust (1)
              99.B1(b)     Written Instrument Amending the Agreement and Declaration of Trust.(1)
              99.B1(c)     Written Instrument Amending the Agreement and Declaration of Trust.(1)
              99.B1(d)     Written Instrument Amending the Agreement and Declaration of Trust (3)
              99.B1(e)     Written Instrument Amending the Agreement and Declaration of Trust (4)
              99.B2        By-Laws.(1)
              99.B3        Inapplicable.
              99.B4(a)     Text of Share Certificate.(1)
              99.B4(b)     Written Instrument Changing Name of Series of the Trust (3)
              99.B4(c)     Written Instrument Changing Name of Series of the Trust (4)
              99.B6        Selling Group Agreement. (1)
              99.B7        Inapplicable.
              99.B8(a)     Custody Agreement.(1)
              99.B9(a)     Agency Agreement.(1)
              99.B9(b)     Supplement to Agency Agreement (3)
              99.B10       Inapplicable.
              99.B12       Inapplicable.
              99.B13       Inapplicable.
              99.B14(a)    Kemper Retirement Plan Prototype. (1)
              99.B14(b)    Model Individual Retirement Account. (1)
              99.B15       Inapplicable.
              99.B16       Performance Calculations. (2)
              99.B18       Inapplicable.
              99.B24       Powers of Attorney.  (1)


         (1)      Incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16, 1995.

         (2)       Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.

         (3)       Incorporated herein by reference to Amendment No. 42 on Form N-1A filed on or about November 6, 1996.

         (4)       Incorporated herein by reference to Amendment No. 43 on Form N-1A filed on or about November 14, 1997.

         To be filed by amendment:

              99.B1(f)     Written Instrument Amending the Agreement and Declaration of Trust.
              99.B5(a)     Investment Management Agreement for Zurich Money Market Fund.
              99.B5(b)     Investment Management Agreement for Zurich Government Money Fund.
              99.B5(c)     Investment Management Agreement for Zurich Tax-Free Money Fund.
              99.B6(a)     Underwriting Agreement.
              99.B9(a)     Fund Accounting Agreements.


                                       4

              99.B11       Report and Consent of Independent Auditors.
              27.1         Financial Data Schedule for Money Market Fund.
              27.2         Financial Data Schedule for Government Money Fund.
              27.3         Financial Data Schedule for Tax-Free Money Fund.

Item  25.  Persons Controlled by or Under Common Control with Registrant

         Not applicable.

Item  26.  Number of Holders of Securities

         As of September 28, 1998, there were 237,626 holders of record of the Money Market Fund, 27,904 holders of record of the Government Money Fund and 15,933 holders of record of Tax-Exempt Fund.

Item  27.  Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 28.  Business or Other Connections of Investment Adviser

         Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**


                                       5

                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Managing Director, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo


                                       6

                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.  Principal Underwriters.

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

                                       7

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 30.  Location of Accounts and Records

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  31.  Management Services

         Not applicable.

Item  32.  Undertakings

         Not applicable.

                                INDEX TO EXHIBITS

              Exhibits

              99.B1(a)     Amended and Restated Declaration of Trust (1)
              99.B1(b)     Written Instrument Amending the Agreement and Declaration of Trust.(1)
              99.B1(c)     Written Instrument Amending the Agreement and Declaration of Trust.(1)
              99.B1(d)     Written Instrument Amending the Agreement and Declaration of Trust (3)
              99.B1(e)     Written Instrument Amending the Agreement and Declaration of Trust (4)
              99.B2        By-Laws.(1)
              99.B3        Inapplicable.
              99.B4(a)     Text of Share Certificate.(1)
              99.B4(b)     Written Instrument Changing Name of Series of the Trust (3)
              99.B4(c)     Written Instrument Changing Name of Series of the Trust (4)
              99.B6        Selling Group Agreement. (1)
              99.B7        Inapplicable.
              99.B8(a)     Custody Agreement.(1)
              99.B9(a)     Agency Agreement.(1)
              99.B9(b)     Supplement to Agency Agreement (3)
              99.B10       Inapplicable.
              99.B12       Inapplicable.
              99.B13       Inapplicable.
              99.B14(a)    Kemper Retirement Plan Prototype. (1)
              99.B14(b)    Model Individual Retirement Account. (1)
              99.B15       Inapplicable.
              99.B16       Performance Calculations. (2)
              99.B18       Inapplicable.
              99.B24       Powers of Attorney.  (1)


         (1)  Incorporated herein by reference to Amendment No. 41 on Form N-1A filed on November 16, 1995.

         (2)   Incorporated herein by reference to Amendment No. 40 on Form N-1A filed on or about October 31, 1994.

         (3)   Incorporated herein by reference to Amendment No. 42 on Form N-1A filed on or about November 6, 1996.

         (4)   Incorporated herein by reference to Amendment No. 43 on Form N-1A filed on or about November 14, 1997.

         To be filed by amendment:

              99.B1(f)     Written Instrument Amending the Agreement and Declaration of Trust.
              99.B5(a)     Investment Management Agreement for Zurich Money Market Fund.
              99.B5(b)     Investment Management Agreement for Zurich Government Money Fund.
              99.B5(c)     Investment Management Agreement for Zurich Tax-Free Money Fund.
              99.B6(a)     Underwriting Agreement.
              99.B9(a)     Fund Accounting Agreements.
              99.B11       Report and Consent of Independent Auditors.
              27.1         Financial Data Schedule for Money Market Fund.
              27.2         Financial Data Schedule for Government Money Fund.
              27.3         Financial Data Schedule for Tax-Free Money Fund.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 30th day of September, 1998.

                                       Zurich Money Funds

                                       By  /s/Mark S. Casady
                                           -----------------
                                           Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 30, 1998 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce                                                                         September 30, 1998
--------------------------------------
Daniel Pierce*                              Chairman and Trustee

/s/David W. Belin                                                                        September 30, 1998
--------------------------------------
David W. Belin*                             Trustee


/s/Lewis A. Burnham                                                                      September 30, 1998
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/Donald L. Dunaway                                                                     September 30, 1998
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/Robert B. Hoffman                                                                     September 30, 1998
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/Donald R. Jones                                                                       September 30, 1998
--------------------------------------
Donald R. Jones*                            Trustee


/s/Shirley D. Peterson                                                                   September 30, 1998
--------------------------------------
Shirley D. Peterson*                        Trustee


/s/William P. Sommers                                                                    September 30, 1998
--------------------------------------
William P. Sommers*                         Trustee


                                       1


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Edmond D. Villani                                                                     September 30, 1998
--------------------------------------
Edmond D. Villani*                          Trustee


/s/John R. Hebble                                                                        September 30, 1998
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/Philip J. Collora
         -----------------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney filed
             herewith.

                                POWER OF ATTORNEY


     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



           Signature            Title            Date


/s/David W. Belin              Trustee  July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



          Signature            Title          Date


/s/Lewis A. Burnham           Trustee   July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature            Title           Date


/s/Donald L. Dunaway            Trustee July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



        Signature               Title          Date

/s/Robert B. Hoffman           Trustee  July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature           Title            Date


/s/Donald R. Jones             Trustee  July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature           Title           Date


/s/Shirley D. Peterson         Trustee  July 21, 1998
-----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature          Title            Date


/s/Daniel Pierce              Trustee   July 21, 1998
----------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature           Title          Date


/s/William P. Sommers          Trustee  July 21, 1998
--------------------------

                                POWER OF ATTORNEY



     The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich Money Market Fund, Zurich Government Money Fund, and Zurich Tax-Free Money Fund.



            Signature           Title           Date


/s/Edmond D. Villani           Trustee  July 21, 1998
----------------------